Financial Assets and liabilities - Summary of Fair value of the group's financial assets and financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 161,601	$ 208,572
Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	5,438	5,703
Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	156,163	202,869
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	161,601	208,572
Level 1 [member] | Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	5,438	5,703
Level 1 [member] | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 156,163	$ 202,869